Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent Events
Subsequent events are evaluated through May 21, 2026, the date the financial statements are issued. DXC acquired Argo Design LLC in 2018. Argo Design LLC sponsored and maintained a qualified retirement plan under the Code, the Argodesign 401(k) Plan. In April 2026, the Argodesign 401(k) Plan was merged into the Plan and its net assets available for benefits was transferred into the Plan. There are no other subsequent events that require disclosure.